Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of key management personnel compensation
	2023	2022	2021
	$	$	$
Salaries, benefits, bonuses and consulting fees	1,395,096	1,839,441	2,075,893
Share-based payments	1,980,732	1,345,952	6,881,641
Total	3,375,828	3,185,393	8,957,534